12. Concentrations and Credit Risk	12 Months Ended
Mar. 31, 2018
Notes
12. Concentrations and Credit Risk

12.  Concentrations and Credit Risk

The Company operates principally in Hong Kong and grants credit to its customers in this geographic region. Hong Kong has a relatively stable economy. However, it is always possible that unanticipated events in foreign countries could disrupt the Company's operations.

Financial instruments that potentially subject the Group to a concentration of credit risk consist of cash and accounts receivable.

The Company does not require collateral to support financial instruments that are subject to credit risk.